RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule Of Key management compensation
	Year ended December 31,
Service or Item	2024	2023
Directors’ fees	$305	$305
Salaries and consultants’ fees	1,715	2,084
Share-based payments (non-cash)	1,708	1,827
Total	$3,728	$4,216